INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Asset [Line Items]
Deferred tax asset	$ 432	$ 490
Bermuda
Deferred Tax Asset [Line Items]
Deferred tax asset	$ 35